Acquisitions (Details Narrative) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Apr. 15, 2025 USD ($)	Nov. 15, 2024 USD ($)
Business Acquisition [Line Items]
Business Combination, Acquired Receivable, Fair Value	$ 7,682		$ 7,682		$ 7,682
Cash Acquired in Excess of Payments to Acquire Business			2,200		2,200
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Acquisition Cost, Period Cost			155		155
Cash	781		$ 781		$ 266	$ 89
Stock Repurchased During Period, Shares | shares			964,912		964,912
Reclassifications of Temporary to Permanent Equity			$ 8,856		$ 8,856
Aggregate consideration			9,518		9,518
Accounts Payable, Fair Value Disclosure	1,800		1,800		200
Payments for Other Fees			8,000		8,000
Selling, General and Administrative Expense	8,129	$ 7,358	23,835	$ 23,021	41,835	24,104
Revenues	2,511	1,145	5,680	1,430	6,442	1,224
Other Comprehensive Income (Loss), Net of Tax					201
Asset Acquisition, Consideration Transferred, Contingent Consideration					174
Goodwill	$ 16,066	$ 10,759	$ 16,066	$ 10,759	$ 16,066	5,217
Forecast [Member]
Business Acquisition [Line Items]
Accounts Payable, Fair Value Disclosure							$ 800	$ 1,000
Measurement Input, Price Volatility [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability, Measurement Input	55.0		55.0		55.0
Measurement Input, Risk Free Interest Rate [Member]
Business Acquisition [Line Items]
Business Combination, Contingent Consideration, Liability, Measurement Input	4.5		4.5		4.5
Legacy Mobix's [Member]
Business Acquisition [Line Items]
Sale of Stock, Price Per Share | $ / shares	$ 6.84		$ 6.84		$ 6.84
Common Stock, Value, Issued	$ 8,856		$ 8,856		$ 8,856
Series of Individually Immaterial Business Acquisitions [Member]
Business Acquisition [Line Items]
Business Combination, Acquired Receivable, Fair Value	8,856		8,856		8,856
Business Combination, Separately Recognized Transactions, Additional Disclosures, Acquisition Costs	1,523		1,523		1,348
EMI Solutions Inc [Member]
Business Acquisition [Line Items]
Cash	522		522		697
Aggregate consideration			10,897		10,897
Revenues					2,774
Common stock issued to seller					8,856
Cash consideration			2,041		2,041
Cash	45		45		45
Accounts receivable	387		387		387
Inventory	155		155		155
Other current assets	7		7		7
Property and equipment	107		107		107
Other assets	30		30		30
Goodwill	6,841		6,841		6,841
Accounts payable	(228)		(228)		(228)
Accrued expenses	(263)		(263)		(263)
Deferred tax liability	(1,084)		(1,084)		(1,084)
Total allocation	10,897		10,897		10,897
Other Comprehensive Income (Loss), Tax					(887)
EMI Solutions Inc [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible asset	4,500		4,500		4,500
EMI Solutions Inc [Member] | Developed Technology Rights [Member]
Business Acquisition [Line Items]
Intangible asset					300
EMI Solutions Inc [Member] | Trademarks and Trade Names [Member]
Business Acquisition [Line Items]
Intangible asset					100
RaGE Systems [Member]
Business Acquisition [Line Items]
Selling, General and Administrative Expense	573		$ 2,219		2,985
Revenues					$ 2,739
Common Stock [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions | shares			964,912		964,912
Cash Acquired in Excess of Payments to Acquire Business			$ 2,000		$ 2,000
Stock Repurchased During Period, Shares | shares					964,912
Common Class A [Member]
Business Acquisition [Line Items]
Common Stock, Value, Issued
Excess Stock, Shares Issued | shares	3,214,045		3,214,045		3,214,045